Other disclosures - Commitments - Narrative (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of geographical areas [line items]
Donations amounts	kr 86	kr 85	kr 85
Outside of Denmark
Disclosure of geographical areas [line items]
Commitments related to leases (as a percent)	74.00%
2018-2024
Disclosure of geographical areas [line items]
Annual donation as a percent of net insulin sales	0.10%
Maximum allowable annual donation	kr 90
Annual donation as a percent of taxable income	15.00%